UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                       INVESTMENT COMPANIES

          Investment Company Act file number:  811-6431

                         MANAGERS TRUST II
        (Exact name of registrant as specified in charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
       (Address of principal executive offices)  (Zip code)


                     The Managers Funds LLC
         40 Richards Avenue, Norwalk, Connecticut 06854
             (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:        MARCH 31, 2003

Date of reporting period:       MARCH 31, 2003


ITEM 1.  REPORT TO SHAREHOLDERS
===============================================================



	Annual Report
	March 31, 2003



			The Managers Funds
			------------------

	Short Duration
	 Government Fund

	Intermediate Duration
	 Government Fund

	Total Return Bond Fund




[Logo Omitted]




access to excellence

		Table of Contents



						Begins
						on Page
						-------

Letter to Shareholders				 1

Investment Manager Comments and
Schedule of Portfolio Investments		 2

Financial Statements
 Statement of Assets & Liabilities		16
  Fund balance sheets, Net Asset Value (NAV) per
   share computations and related components

 Statement of Operations			17
  Detail of sources of income, Fund expenses,
   and realized and unrealized gains (losses)
   during the fiscal periods

 Statement of Changes in Net Assets		18
  Detail of changes in Fund assets for the past
   two fiscal periods

Financial Highlights				20
 Historical net asset values per share,
  distributions, total returns, expense ratios,
  turnover ratios and total net assets for the
  Funds

Notes to Financial Statements			23
 Accounting and distribution policies, details
  of agreements and transactions with Fund
  management and description of certain
  investment risks

Report of Independent Accountants		30

Trustees and Officers				31



Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

Letter to Shareholders
-----------------------------------------------------------------
Dear Fellow Shareholders:

  The past year has proven to be an extremely difficult environment for investors, as uncertainties about everything from the reliability of corporate reporting to the solidarity of the United Nations increased. For much of 2002, the markets were forced to digest an ever-increasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts. As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. In addition, uncertainty about the war impeded the progress of the economy, as business managers remained conservative in terms of capital expenditures and hiring, while consumers seemed to curb their spending. One notable result of this rise in uncertainty and the volatility associated with it was a flight to safety that caused bond prices in general to rise. More specifically, bonds in the highest credit grades, such as U.S. Treasury and Agency securities including mortgaged-backed securities, performed quite well.

  Within this environment, the Funds detailed within this report performed well. Managers Short Duration Government Fund provided a return of 3.76% for the year ended March 31, 2003, while its primary benchmark, the six-month U.S. Treasury bill, returned 2.09%. Much of the outperformance during this period can be attributed to effective security selection as a result of the manager's decision to reign in spread risk early in the year while maintaining slightly higher than typical interest rate sensitivity. A more detailed discussion of these decisions and their implications is provided within this report. Managers Intermediate Duration Government Fund returned 8.48% for the period, slightly underperforming it primary benchmark, Salomon Mortgage Index, which returned 8.73%. In late December, we created a new offering, Managers Total Return Bond Fund, a diversified investment grade portfolio that got off to a good start by slightly outperforming its primary benchmark (Lehman Brothers Aggregate Index) during the Fund's first full quarter in operation. The Fund, which is sub-advised by Merganser Capital Management, returned 1.70% since its inception on December 30, 2002, while the Lehman Aggregate returned 1.31%.

  The following report contains descriptions of each subadvisor's investment philosophy, a discussion of the results attained this past year, a listing of the entire portfolio of each Fund and detailed financial statements. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersfunds.com. We thank you for your investment.


Sincerely,


[Signatures omitted]

/s/ Peter M. Lebovitz           /s/ Thomas G. Hoffman
---------------------           ----------------------
Peter M. Lebovitz		Thomas G. Hoffman, CFA
President			Director of Research
The Managers Funds		The Managers Funds

Managers Short Duration Government Fund
-----------------------------------------------------------------
Managers Short Duration Government Fund ("Short Duration") seeks to provide investors with a high level of current income, consistent with a low volatility of NAV. The Fund seeks to achieve its objective by matching the duration, or interest rate risk, of a portfolio that invests exclusively in six-month U.S. Treasury securities on a constant maturity basis. TMF currently utilizes a single independent sub-advisor, Smith Breeden Associates, Inc. ("Smith Breeden") to manage the portfolio. Dan Dektar, of Smith Breeden, has been managing the portfolio since the Fund's inception in 1992.

The Portfolio Manager: Dan and the portfolio management team at Smith Breeden specialize in analyzing and investing in mortgage-backed securities. Through careful analysis and comparison of the characteristics of these securities, such as type of issuer, coupon, maturity, geographic structure, and prepayment rates, Dan seeks to structure a portfolio with similar risk characteristics to six-month U.S. Treasury securities but with slightly higher returns. Because there is less certainty about the timing of principal payments to individual mortgage securities than for U.S. Treasury securities, mortgage-backed securities tend to carry a slightly higher yield.
A properly structured portfolio of mortgage securities, however, can have a highly predictable cash flow while maintaining a yield advantage over Treasuries. Although Dan often purchases securities with maturities longer than six-months, he does not attempt to increase returns by actively positioning the interest rate sensitivity of the portfolio. Instead he typically manages the weighted average duration of the portfolio so that it remains close to six months.

The Year in Review: Fixed income continued to outperform equities for the third consecutive year. In fact, bond markets inversely tracked the changes of the stock market, which were influenced by geopolitical turmoil, wavering consumer confidence, and an economy without any clear sense of direction. As investors sold stocks and moved to the perceived safety of bonds, interest rates continued to fall. The 12 months ending March 31, 2003 saw a downward shift in the yield curve with intermediate rates exhibiting the greatest change. The intermediate portion of the yield curve remains the steepest, but to a lesser extent than in 2002. Shorter maturities eased slightly, closing out March with the 3-Month Treasury at 1.13% and the 1-Year at 1.24%, while long-term yields dropped 0.98% (98 bps) year over year.
The Fed continued its efforts to jump-start the economy by decreasing the fed funds rate by 0.50% (50 bps) to 1.25% in November of 2002, which was the 12th consecutive reduction since January 3, 2001. The spread market benefited from an attraction to higher yields in a low nominal yield environment with high prepayment risk. Specifically, mortgaged backed securities (MBS) outperformed like duration Treasuries, commercial mortgage backed securities (CMBS) outperformed Treasuries by about 1 percentage point, and asset-backed securities (ABS) were essentially in line with Treasuries.

For the 12 months ending March 31, 2003, the Fund returned 3.76%, compared with a return of 2.09% for the six-month U.S. Treasury Bill.
The strong performance marked the 9 th consecutive quarter of outpeformance relative to the benchmark. The strong returns were mainly a function of favorable security selection and execution within the MBS sector. Dan was able to capitalize in the MBS area during the 2nd quarter of 2002 by swapping out of generic MBS into prepay protected MBS and mortgage related asset-backed securities. These trades aided returns since generic MBS lagged. Prepay protected or "reperforming" MBS refers to mortgage securities that remain guaranteed by the agency that issued them, and are thus rated AAA, although the underlying mortgagers may have significantly different credit standing and thus significantly different prepayment rates. This swap largely enabled Smith Breeden to sidestep some of the pre-payment risk brought about by the continued decline of interest rates. Also contributing to the outperformance were CMBS holdings, which performed well all year due to lower-than-expected delinquencies in an economically challenged environment. CMBS remains a core holding for the portfolio, as their low spread volatility and prepayment risk are suitable to the current instability of the market.

-----------------------------------------------------------------
Looking Ahead: In addition to closely managing the asset allocation of the portfolio, the investment team actively manages the spread duration of the Fund. Spread duration measures the Fund's sensitivity to the relative performance of Treasuries as well as MBS, CMBS, and ABS sectors. Generally, the team manages risk by decreasing spread duration as credit spreads tighten and relative performance is positive. Conversely, the manager increases the Fund's spread duration as credit spreads widen and relative performance is negative. By actively selecting reperforming MBS securities as well as CMO's and CMBS's with low prepayment risk, Dan and his investment team have been able to increase the Fund's allocation to the spread market while effectively lowering the spread duration. The team has progressively moved to a more defensive posture as a result of economic concerns, MBS prepayments, and the wavering uncertainty of various geopolitical events. Spread duration has been brought down throughout the course of the year and remains at or near all-time lows going forward. As Dan recently noted, "we are generally trying to invest in securities that are less likely to be hurt if the economic or geopolitical situation goes awry."

Cumulative Total Return Performance: Short Duration's cumulative total return is based on the daily change in NAV, and assumes that all distributions were reinvested. The Merrill Lynch 6-Month T-Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month end re-balancing is the Treasury Bill outstanding that matures closest to, but not beyond 6 months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month-end) date. While the index will often hold the Treasury Bill issued at the most recent or prior 6-month auction, it is also possible for a seasoned 1-Year Treasury Bill to be selected. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Short Duration on March 31, 1993 to a $10,000 investment made in the Merrill Lynch 6-Month T-bill Index for the same time period. Past performance is not indicative of future results.





		Value of $10,000 Investment
		---------------------------
		Short		Merrill Lynch
Year End	Duration	6-Month T-Bill
--------	-----------	-------------
31-Mar-93	$10,000		$10,000
31-Mar-94	 10,367		 10,312
31-Mar-95	 11,049		 10,829
31-Mar-96	 11,596		 11,474
31-Mar-97	 12,358		 12,094
31-Mar-98	 13,129		 12,780
31-Mar-99	 13,763		 13,457
31-Mar-00	 14,141		 14,125
31-Mar-01	 15,180		 15,100
31-Mar-02	 16,100		 15,674
31-Mar-03	 16,706		 16,002






The table below shows the average annual total returns for the Short Duration Government and the Merrill 6-Month T-Bill Index for the one-year, five-year, and 10-year periods ending March 31, 2003.


Average Annual Total Return		1 Year	5 Years	10 Years
					------------------------
Short Duration				3.76%	4.94%	5.27%
Merrill Lynch 6-Month T-Bill Index	2.09%	4.60%	4.81%


------------------------------------------------------------------
Managers Short Duration Government Fund
Schedule of Portfolio Investments
March 31, 2003
------------------------------------------------------------------




-------------------------------------------------------------------------------------
							Principal
							Amount		Value
-------------------------------------------------------------------------------------
U.S. Government and Agency Obligations - 93.2% (1)
 Federal Home Loan Mortgage Corporation - 15.2%
  FHLMC, 5.500%, 12/01/17 				$ 1,870,515 	$ 1,942,097
  FHLMC, 6.000%, 09/01/17 to 06/15/22 			  1,153,942 	    926,283
  FHLMC IO Strip, 6.000%, 05/15/18 to 11/15/21 		  2,028,780 	     75,199
  FHLMC, 6.170%, 04/01/08 				  1,881,945 	  2,085,613
  FHLMC, 6.230%, 07/01/08 				    293,170 	    325,943
  FHLMC, 6.310%, 07/01/08 				    231,882 	    258,597
  FHLMC, 6.419%, 06/01/08 				    457,597 	    512,228
  FHLMC, 6.500%, 01/01/08 to 05/01/33 			    723,690         632,878
  FHLMC, 6.510%, 01/01/08 				    117,891 	    131,804
  FHLMC, 6.590%, 12/01/07 				    351,440 	    393,676
  FHLMC, 6.620%, 01/01/08 				     80,048 	     89,834
  FHLMC, 7.500%, 04/01/15 to 10/25/42 			 15,654,203 	 16,886,318
  FHLMC, 8.500%, 05/01/25 to 12/01/25 			    194,925 	    212,029
									 ----------
    Total Federal Home Loan Mortgage Corporation       			 24,472,499
									 ----------
 Federal National Mortgage Association - 72.4%
  FNMA, 1.425%, 05/25/32 (2) 				  9,377,283 	  9,390,896
  FNMA, 1.445%, 03/25/33 (2) 				  9,966,503 	  9,968,576
  FNMA, 1.475%, 11/25/32 (2) 				 10,470,550 	 10,479,001
  FNMA, 1.485%, 02/25/33 				  9,907,888 	  9,924,477
  FNMA, 3.750%, 05/12/04 				  2,500,000 	  2,507,170
  FNMA, 5.000%, 04/15/18 				 13,000,000 	 13,349,375
  FNMA 15 Year, 5.000%, 05/19/18 			  9,000,000 	  9,208,125
  FNMA, 5.250%, 04/15/07 (2) 				     60,000 	     65,871
  FNMA, 5.500%, 11/01/17 				  2,046,139 	  2,124,442
  FNMA, 5.625%, 11/20/23 				    282,847 	    289,967
  FNMA, 5.700%, 07/01/09 				    741,974 	    811,600
  FNMA, 5.750%, 08/20/23 (2) 				    464,095         476,683
  FNMA, 5.900%, 12/01/08 				    953,322 	  1,048,445
  FNMA, 6.000%, 08/01/17 to 08/25/21 			  5,089,442 	  4,823,783
  FNMA IO Strip, 6.000%, 08/25/21 			    279,745 	     14,014
  FNMA, 6.010%, 12/01/08 				  4,635,267 	  5,121,090
  FNMA, 6.040%, 10/01/08 				  1,266,311 	  1,397,723
  FNMA, 6.230%, 09/01/08 				  2,650,199 	  2,951,305
  FNMA, 6.275%, 02/01/06 				  1,372,574 	  1,484,606
  FNMA, 6.500%, 04/01/17 to 09/01/32 			  5,427,060 	  5,732,269
  FNMA, 6.620%, 11/01/07 				  1,803,968 	  2,021,483
  FNMA, 6.625%, 10/20/17 to 12/20/25 (2) 		    745,376 	    763,933
  FNMA, 6.725%, 10/01/07 				    187,989 	    211,201
  FNMA, 6.740%, 06/01/09 				    962,194 	  1,068,710
  FNMA, 6.750%, 08/01/07  				  1,878,011 	  2,107,296
  FNMA, 6.825%, 09/01/07 				  2,499,052 	  2,814,021
  FNMA, 7.035%, 06/01/06 				    552,235 	    610,988


The accompanying notes are an integral part of these financial statements.



------------------------------------------------------------------
Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------



-------------------------------------------------------------------------------------
							Principal
							Amount		Value
-------------------------------------------------------------------------------------
 Federal National Mortgage Association (continued)
  FNMA, 7.105%, 08/01/05 				$ 2,986,133 	$ 3,291,495
  FNMA, 7.500%, 10/01/15 to 01/25/48 			 10,317,204 	 11,239,365
  FNMA Grantor Trust, 7.500%, 10/25/41 			    940,059 	  1,024,119
  FNMA IO Strip, 8.000%, 08/25/22 			    572,815 	    104,046
  FNMA IO Strip, 9.000%, 12/15/16 			    266,043 	     59,561
									-----------
     Total Federal National Mortgage Association			116,485,636
									-----------
 Government National Mortgage Association - 3.9%
  GNMA, 5.250%, 01/20/28 (2) 				    210,745 	    214,786
  GNMA, 5.375%, 03/20/21 to 04/20/26 (2) 		  1,572,453 	  1,610,435
  GNMA, 5.625%, 12/20/17 to 11/20/23 (2) 		    682,131 	    699,679
  GNMA, 5.750%, 08/20/21 (2) 				    389,738 	    400,077
  GNMA, 6.375%, 06/20/22 to 05/20/27 (2) 		    579,206 	    594,548
  GNMA, 6.500%, 09/15/29 to 02/15/32 			  1,200,119 	  1,262,490
  GNMA, 6.625%, 11/20/17 to 11/20/27 (2) 		    335,621 	    344,621
  GNMA, 6.750%, 09/20/02 to 08/20/26 (2) 		    903,054 	    926,769
  GNMA, 9.500%, 07/15/09 to 12/15/17 			    128,727 	    144,555
									-----------
   Total Government National Mortgage Association 			  6,197,960
									-----------
 U.S. Treasury Bonds - 1.6%
  U.S. Treasury Inflation Protection Bonds,
   3.500%, 01/15/11 					  2,296,426 	  2,578,455
									-----------
    Total U.S. Government and Agency Obligations
       (cost $147,964,783) 						149,734,550
									-----------
 Asset Backed - 19.1%
  Asset Securitization Corp., 7.490%, 04/14/29 		  1,250,000 	  1,439,361
  Chase Commercial Mortgage Securities Corp.,
   6.390%, 11/18/30 					  4,500,000 	  5,070,377
  DLJ Commercial Mortgage Corp., 6.390%, 11/18/30 	  3,760,000 	  4,211,514
  First Union-Lehman Brothers-Bank of America,
   6.560%, 11/18/35 					  2,000,000 	  2,263,738
  First Union-Lehman Brothers Commercial Mortgage
   Trust, 7.380%, 04/18/29 				  5,400,000 	  6,161,074
  GMAC Commercial Mortgage Securities, Inc.,
   6.175%, 05/15/33 					  3,031,000 	  3,377,048
  GMAC Commercial Mortgage Securities, Inc.,
   6.420%, 05/15/35 					  3,290,000 	  3,704,429
  Merrill Lynch Mortgage Investors, Inc.,
   7.560%, 11/15/31 					  3,900,000 	  4,540,366
									 ----------
     Total Asset Backed (cost $29,684,199) 				 30,767,907
									 ----------
 Interest Rate Cap Contract - 0.0%			   Notional
							    Amount
 Salomon Swapco, Expires 04/23/03,			------------
  Strike Rate 7.500%, (cost $285,733) 			$50,000,000 		  5


The accompanying notes are an integral part of these financial statements.



------------------------------------------------------------------
Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------



-------------------------------------------------------------------------------------

							Shares		Value
-------------------------------------------------------------------------------------
 Preferred Stock - 2.7% (3)
  Home Ownership Funding Corporation (cost $4,715,660) 	    7,300 	$ 4,305,650
									 ----------
 Short-Term Investments - 4.0%
  Other Investment Companies - 3.6% (4)
   JPMorgan Liquid Assets Money Market Fund,
    Institutional Class Shares, 1.24% 			5,411,539 	  5,411,539
   JPMorgan Prime Money Market Fund,
    Institutional Class Shares, 1.18% 			  313,491 	    313,491
									  ---------
	Total Other Investment Companies (cost $5,725,030) 		  5,725,030
							  Principal       ---------
							   Amount
 U.S. Government Agency Discount Notes - 0.4% (5), (6)	 ----------
  FNMA, 0.000%, 05/02/03 to 03/05/04 			 $ 440,000 	    438,147
  FHLMC, 0.000%, 11/06/03 to 02/12/04 			   300,000 	    297,309
      Total U.S. Government Agency Discount Notes			    -------
	(cost $734,449) 						    735,456
									  ---------
        Total Short-Term Investments (cost $6,459,479) 			  6,460,486

          Total Investments - 119.0%					-----------
	   (cost $189,109,854) 						191,268,598
          Total Investments - 119.0%
 Other Assets, less Liabilities - (19.0)% 				(30,558,862)
          Total Investments - 119.0%					-----------
 Net Assets - 100.0% 						       $160,709,736
                                                                        ===========

The accompanying notes are an integral part of these financial statements.



Managers Intermediate Duration Government Fund
-------------------------------------------------------------------
Managers Intermediate Duration Government Fund ("Intermediate Duration") seeks to provide investors with a total return in excess of the total return of the Salomon Smith Barney Mortgage Index ("SSBM Index"). TMF currently utilizes a single independent sub-advisor, Smith Breeden Associates, Inc. ("Smith Breeden") to manage the portfolio. Dan Dektar and Tim Rowe, of Smith Breeden, have been managing the portfolio since 1992 and 1997, respectively.

The Portfolio Manager: The portfolio management team at Smith Breeden specializes in analyzing and investing in mortgage-backed securities. Through careful analysis and comparison of the characteristics of these securities, such as type of issuer, coupon, maturity, geographic structure, and historic and prospective prepayment rates, Dan and Tim seek to structure a portfolio that will outperform the SSBM Index. While the portfolio managers will purchase securities of any maturity or duration, they do not attempt to add value by actively positioning the interest rate sensitivity of the portfolio. Instead, they typically manage the weighted average duration of the portfolio so that it is similar to that of the duration of the SSBM Index.

The Year in Review: The bond market outperformed the stock market for the third consecutive year. In fact, bond markets inversely tracked the changes of the stock market, which was influenced by geopolitical turmoil, wavering consumer confidence, and an economy without any clear sense of direction. During the 12 months ended March 31, 2003 the bond market experienced a downward shift in the yield curve. The decline in yield was most prominent in the intermediate range with the 3-year to 10-year issues declining between 1.45% (145 bps) and 2.15% (215 bps), respectively, which slightly decreased the steepness of the curve. Investors were reluctant to go further out on the yield curve on fear of inflation and subsequent rate increase.

Several factors contributed to the bond market's strong performance. Corporate scandals and a loss of confidence in equities caused many investors to seek safe haven in the bond market. An accommodative Fed continued to ease monetary policy by lowering the Federal Funds rate by 50 bps, to 1.25% in November 2002, its first adjustment since December 2001, but its 12th consecutive rate reduction. Finally, a slowdown in economic growth primarily due to declined business investment and a prolonged period of low inflation were favorable for the bond market. Within the spread market, Mortgage-backed securities
(MBS) outperformed like duration treasuries by nearly 100 bps for the 12 months ended March 31, 2003. Commercial mortgages (CMBS) outperformed Treasuries by similar amounts. Corporate credits underperformed credits by 100 bps with most of the drag coming from the Utility sector, which underperformed Treasuries by over 800 bps. Intermediate bond indexes gained during this period and their performance was in line with like duration Treasuries. Intermediate corporate bonds underperformed by 44 bps largely due to the performance drag from the Utility sector while Agencies provided 87 bps of return in excess of Treasuries.

Absence of an increase in reinvestment and prepayment risk amid declining interest rates in early 2002 made the MBS sector one of the best performing sectors in the bond market. Toward the end of 2002 and in early 2003, unusually low interest rates and an increase in refinancing increased prepayment risk in MBS but securities found support from their safety and attractive yield advantage over Treasuries. Performance of asset-backed securities (ABS) was in line with like duration Treasuries for the 12 months ended March 31, 2003. Corporate credits were hurt in the first six months generally because of unease surrounding corporate health and more specifically because of the worsening credit problems of such high profile companies as WorldCom and Conseco. But a sense of improved corporate fundamentals was good for corporate bonds in the six months ended March 31, 2003.

The Fund returned 8.48% during the 12 months ended March 31, 2003, compared with a return of 8.73% for the SSBM Index. It was the Fund's 11th consecutive yearly increase. The Fund's underperformance for this period can be attributed to its performance during the third quarter

-------------------------------------------------------------------
2002 when the Fund's spread sector holdings, including MBS, CMBS and agency debentures underperformed. Still, its defensive positioning, as the managers reduced the Fund's spread duration 1 since early 2002, protected the Fund from more declines in what was a difficult period for the spread sectors of the fixed-income market. Toward the end of 2002 the managers sought mortgage loans with less prepayment risk than conventional mortgages. In addition, they increased the Fund's exposure to non-MBS Agencies. These changes along with good security selection helped the Fund in the first quarter 2003 where it outperformed the SSB Index.

Asset allocation and spread duration: Currently the managers are maintaining the Fund's overall spread duration at or near all-time lows. Generally, the team manages risk by decreasing spread duration as credit spreads tighten and relative performance is positive. The manager has increased the Fund's MBS allocation to March 2002 levels and the Fund's duration is in line with the SSB Index. In addition, Tim Rowe notes, "although prepayment rates on mortgage loans remain elevated, yields on agency mortgage-backed securities are attractive relative to Treasury and agency notes. The portfolio's holdings continue to emphasize mortgage securities with less prepayment risk, such as mortgage securities backed by "reperforming" FHA/VA loans and mortgage securities backed by recently originated loans with relatively low rates."

Cumulative Total Return Performance: Intermediate Duration's cumulative total return is based on the daily change in NAV, and assumes that all distributions were reinvested. The SSBM Index is designed to track the performance of bonds issued in the U.S. investment-grade bond market.
The Salomon Smith Barney Broad Investment Grade ("USBIG") Index includes institutionally traded U.S. Treasury, government-sponsored (U.S. agency and supranational), mortgage, asset-backed, and investment-grade securities and provides a reliable and fair benchmark for an investment-grade portfolio manager. The SSBM Index, a component of the USBIG Index, comprises 30- and 15-year GNMA, FNMA, and FHLMC securities and FNMA and FHLMC balloon mortgages. The principal payment component of the total-rate-of-return computation for the SSBM Index includes both scheduled principal amortization and unscheduled principal prepayment. The SSBM Index accounts for all mortgage payments (principal plus interest) at the end of each month to reflect the monthly cash flow characteristics inherent in the instruments. The SSBM Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Intermediate Duration on March 31, 1993, to a $10,000 investment made in the SSBM Index for the same time period. Past performance is not indicative of future results.






		Value of $10,000 Investment
		---------------------------
		Intermediate	SSBM
Year End	Duration	Index
--------	-----------	-------------
31-Mar-93	$10,000		$10,000
31-Mar-94	 10,413		 10,181
31-Mar-95	 11,047		 10,791
31-Mar-96	 12,118		 11,925
31-Mar-97	 12,835		 12,628
31-Mar-98	 14,202		 14,007
31-Mar-99	 15,016		 14,893
31-Mar-00	 15,076		 15,237
31-Mar-01	 16,911		 17,174
31-Mar-02	 18,058		 18,270
31-Mar-03	 19,589		 19,866






The table below shows the average annual total returns for Intermediate Duration and the SSBM Index for the one-year, five-year, and 10-year periods ending March 31, 2003.


Average Annual Total Return		1 Year	5 Years	10 Years
					------------------------
Intermediate Duration 			8.48% 	6.64% 	6.96%
SSBM Index 				8.73% 	7.24% 	7.11%


-------------------------------------------------------------------
Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments
March 31, 2003
-------------------------------------------------------------------



----------------------------------------------------------------------------------
							Principal
							 Amount		Value
----------------------------------------------------------------------------------
U.S. Government Agency Obligations - 120.9% (1)
 Federal Home Loan Mortgage Corporation - 41.8%
  FHLMC, 4.125%, 06/27/05 				$ 1,510,000 	$ 1,519,102
  FHLMC IO Strip, 5.000%, 05/15/17			  1,000,000	    166,210
  FHLMC, 5.000%, 04/15/18				  2,000,000	  2,053,750
  FHLMC 30 Year, 5.000%, 05/14/33			  5,000,000	  4,978,125
  FHLMC, 5.375%, 08/16/06				  1,000,000	  1,047,947
  FHLMC, 5.500%, 11/01/17 to 02/01/18			  5,929,010	  6,157,135
  FHLMC Gold 30 Year, 5.500%, 04/01/33 to 05/01/33	  5,000,000	  5,109,686
  FHLMC IO Strip, 6.000%, 09/01/17 to 05/01/31		  3,535,204	  1,022,049
  FHLMC Gold 30 Year, 6.000%, 04/01/33			  1,700,000	  1,760,563
  FHLMC IO Strip, 6.120%, 06/15/31			    727,184	     71,177
  FHLMC IO Strip, 6.350%, 10/15/16			  1,965,971	    236,860
  FHLMC IO Strip, 6.370%, 09/15/16 			    494,143 	     65,033
  FHLMC, 6.500%, 06/15/20 to 11/01/32			  1,269,815	    994,481
  FHLMC Gold 30 Year, 6.500%, 05/01/32			    300,000	    312,375
  FHLMC, 7.500%, 01/01/31 to 10/25/42			  3,950,990	  4,300,839
									 ----------
     Total Federal Home Loan Mortgage Corporation			 29,795,332
									 ----------
 Federal National Mortgage Association - 71.2%
  FNMA, 3.500%, 06/24/04				  1,000,000	  1,005,299
  FNMA, 3.750%, 05/12/04				  1,100,000	  1,103,155
  FNMA, 4.250%, 07/15/07				  3,700,000	  3,921,131
  FNMA, 5.000%, 05/14/07				    400,000	    415,790
  FNMA 15 Year, 5.000%, 05/19/18			  2,000,000	  2,046,250
  FNMA, 5.250%, 03/22/07 to 04/15/07 (6)		  2,920,000	  3,108,205
  FNMA, 5.400%, 04/04/06				  1,500,000	  1,500,528
  FNMA 30 Year, 5.500%, 04/01/33 to 05/01/33		  9,500,000	  9,666,407
  FNMA, 5.710%, 05/24/06				  1,000,000	  1,045,900
  FNMA, 6.000%, 01/01/14 to 08/01/17			  2,632,232	  2,756,410
  FNMA IO Strip, 6.000%, 03/25/22 			    184,234 	      7,916
  FNMA, 6.500%, 11/01/28 to 09/01/32 			 15,870,020	 16,576,099
  FNMA, 6.625%, 11/15/10				    600,000	    708,526
  FNMA, 7.000%, 03/25/24				  2,750,000	  3,031,004
  FNMA, 7.500%, 06/25/32 to 01/25/48			  2,873,403	  3,130,342
  FNMA Grantor Trust, 7.500%, 10/25/41			    752,047	    819,295
									 ----------
    Total Federal National Mortgage Association 			 50,842,257
									 ----------
 Government National Mortgage Association - 7.9%
  GNMA, 5.375%, 03/20/16 (2) 				    143,052 	    146,405
  GNMA, 5.625%, 12/20/17 (2) 				     76,707 	     78,866
  GNMA, 6.375%, 06/20/16 to 05/20/21 (2) 		    320,413 	    329,176
  GNMA, 6.500%, 07/15/31 to 05/01/32 			  3,286,639	  3,453,067
  GNMA, 6.625%, 11/20/17 (2)				     73,639	     75,712



The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------
Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------------



----------------------------------------------------------------------------------
							Principal
							 Amount		Value
----------------------------------------------------------------------------------
 Government National Mortgage Association (continued)
  GNMA, 6.750%, 08/20/17 to 08/20/18 (2) 		$   417,189 	$   430,006
  GNMA, 7.500%, 09/15/28 to 11/15/31 			  1,035,808 	  1,109,080
									  ---------
     Total Government National Mortgage Association 			  5,622,312

       Total U.S. Government Agency Obligations				 ----------
	(cost $85,616,130) 						 86,259,901
									 ----------
 Asset Backed - 8.9%
  DLJ Commercial Mortgage Corp., 6.410%, 05/10/08 	    250,000 	    280,021
  GMAC Commercial Mortgage Securities, Inc.,
   6.420%, 08/15/08 					  2,000,000	  2,251,933
  Merrill Lynch Mortgage Investors, Inc.,
   7.560%, 11/15/31					  2,850,000	  3,317,960
  Residential Asset Securitization Trust,
   6.610%, 02/25/27					    500,000	    503,605
									  ---------
	Total Asset Backed (cost $6,021,102)				  6,353,519
									  ---------
 Preferred Stock - 2.5% (3)				     Shares
							  ----------
  Home Ownership Funding Corp. 				      1,500 	    884,723
  Home Ownership Funding Corp. II 			      1,500	    885,078
									  ---------
       Total Preferred Stock (cost $1,752,450)				  1,769,801
									  ---------
 Short-Term Investments - 6.8%
  Other Investment Companies - 1.6%
   JPMorgan Prime Money Market Fund,
    Institutional Class Shares, 1.690%4 (cost $1,162,452) 1,162,452       1,162,452

							  Principal
 U.S. Treasury Bond - 3.7%				   Amount
  U.S. Treasury Bond, 7.250%, 08/15/22 (7)	  	-----------
   (cost $2,584,452) 					$ 2,000,000 	  2,604,687

U.S. Government Agency
 Discount Notes - 0.3% (5) ,(6)
  FHLMC, 0.000%, 06/19/03 to 06/30/03 (cost $248,966)	    250,000	    249,290

 Repurchase Agreement - 1.2%
  JPMorgan, dated 03/11/03, due 04/15/03, 0.950%,
   total to be received $824,761 (secured by $800,000
   U.S. Treasury Notes, cost $824,000) 			    824,000	    824,000

     Total Short-Term Investments					  ---------
      (cost $4,819,870)							  4,840,429

      Total Investments - 139.1%					 ----------
        (cost $98,209,552) 						 99,223,650

 Other Assets, less Liabilities - (39.1)%				(27,882,017)
									 ----------
   Net Assets - 100.0% 							 71,341,633
									 ==========

The accompanying notes are an integral part of these financial statements.



Managers Total Return Bond Fund
-------------------------------------------------------------------
Managers Total Return Bond Fund ("Total Return Bond"), launched in December 2002, seeks a high level of total return by investing in a diversified portfolio of fixed-income securities. The Managers Funds currently utilizes a single independent subadvisor, Merganser Capital Management LP ("Merganser"). Robert W. LeLacheur and a team of analysts are the portfolio managers of the Fund. Mr. LeLacheur is a Vice President of, and a portfolio manager for, Merganser and has acted in those capacities since 1993.

The Portfolio Manager: The portfolio manager and analysts at Merganser Capital Management ("Merganser") employ a value-oriented investment philosophy that seeks to consistently provide strong risk-adjusted returns while preserving their clients' principal. Merganser believes that bonds are complex securities whose prices often reflect non-economic factors. The investment team seeks to exploit such mispricing opportunities through fundamental credit and structure research as well as through constant communication with the brokerage community. Security selection, trade execution and sector allocation are the main drivers of performance. Merganser does not make duration bets and maintains an overall interest rate sensitivity in line with the benchmark.

The members of their six-person investment team conduct Merganser's credit and structure research. The goal is to identify securities that have unusually attractive risk/reward characteristics. The analysts review credit quality, structure, collateral, liquidity, and trading history. The first hurdle a security must pass is the certainty of the repayment of principal. With corporate credits, while they're comfortable owning complicated fixed-income securities, they prefer to avoid complicated corporate financial structures. Merganser also favors corporate managements that rely on both the debt and equity market for financing. Merganser's analysts favor predictable cash flows across all sectors of the bond market. Within the mortgage-backed sector, this means emphasizing bonds with low prepayment risk, such as seasoned mortgages. In the asset-backed (ABS) sector, Merganser focuses on structures with predictable, yet diversified collateral. The ABS sector is important to Merganser, where the fairly complicated structures and sporadic lack of liquidity can result in investment opportunities.

In addition to a security-level review, Merganser analyzes the relative attractiveness of all of the debt sectors. This includes a consideration of how macro events may affect yield spreads. Once the investment team determines which sectors and securities appear attractive, the sector specialists canvass the market to seek securities offered at or below what they determine to be fair value. As the majority of Merganser's trades are executed in the secondary market, information sharing with a network of broker-dealer relationships is crucial to their ability to buy bonds at attractive prices and to receive best trade-execution. Merganser will sell a position if their sector specialists determine that prices being offered by the broker community exceed what they consider to be fair value. Merganser may also sell a security if there is a significant price drop, depending on their conviction to the original investment thesis. Their portfolios are well diversified, with approximately 100 securities across most sectors. Turnover is typically moderately low, 30-50%, depending on the market environment. Treasuries are used primarily for cash flow and duration management, as Merganser focuses its analytical effort on the spread sectors.

The Year in Review: This commentary focuses on the period since Fund inception (12/30/2002). The performance of bonds during the first quarter of 2003 contrasted with that of stocks and reflected the volatility of investor's appetite for risk. Bond prices started out lower, went higher on the mid-quarter "flight to safety" and then fell as equities rallied. For the quarter, government bonds returned 1.1%. All of the spread sectors offered positive excess returns (returns over Treasuries) during the first quarter. U.S. credits returned 1.3% over like-duration Treasuries during the quarter. In particular, corporate bonds were able to maintain their gains late in the quarter when stocks rallied and government bonds faltered. High yield bonds offered their third best quarterly return, +7.6%, since Lehman began tracking their high yield index in 1983. The performance of corporate bonds, high yields in particular, suggested how

-------------------------------------------------------------------
investors continued to search for yield and returns outside of the equity market.

Managers Total Return Bond Fund rose 1.70% since its inception on December 30, 2002 while the Lehman Brothers Aggregate Index (LB Agg) returned 1.31% during the same period. Portfolio manager Bob LeLacheur of Merganser spent the early part of the first quarter building positions for the Fund. LeLacheur initially purchased several
Treasury securities to bring the portfolio's duration to its desired level. Over the next month, he unwound most of those Treasury holdings and invested the proceeds according to Merganser's philosophy. As would be expected from Merganser's investment philosophy, incremental performance came from modest gains in many of the securities in the portfolio. In fact, only a couple of securities returned more than 3% in the quarter. Importantly, only one security fell more than 1%. That was a Swedish Government bond (priced in dollars) that fell 1.15%. In baseball parlance, there were lots of singles, but no home runs or strikeouts.

Looking Ahead: True to Merganser's value-oriented investment philosophy, LeLacheur focused mostly on the spread sectors of the bond market where securities have more potential of being under or over valued. Heading into the second quarter of 2003, two-thirds of the Fund's assets were invested in the corporate bond, mortgage-backed securities (MBS), and asset-backed securities (ABS) sectors. Less than 20% was in U.S. governments, 7% was in non-U.S. governments, and 8% was in cash.

Cumulative Total Return Performance: Total Return Bond Fund's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with 7,148 government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index assumes reinvestment of all income. This chart compares a hypothetical $10,000 investment made in Total Return Bond Fund on December 30, 2002 to a $10,000 investment made in the Lehman Brothers Aggregate Index for the same time period. Past performance is not indicative of future results.





		Value of $10,000 Investment
		---------------------------
		Total Return	Lehman Brothers U.S.
Month End	Bond Fund	Aggregate Index
--------	-----------	-------------
Dec-02		$10,000		$10,000
Jan-03		 10,025		 10,000
Feb-03		 10,180		 10,139
Mar-03		 10,170		 10,131










The table below shows the average annualized total returns for Total Return Bond and the Lehman Brothers U.S. Aggregate Index since inception through March 31, 2003.


Average Annual Total Returns: 		Since Inception*
					-----------------
Total Return Bond Fund 			1.70%
Lehman Brothers U.S. Aggregate Index 	1.31%



*Commencement of operations was December 30, 2002.

-------------------------------------------------------------------
Managers Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2003
-------------------------------------------------------------------




----------------------------------------------------------------------------------
							Principal
							 Amount		Value
----------------------------------------------------------------------------------
U.S. Government and Agency Obligations - 32.7% (1)
 Federal Farm Credit Bank - 4.3%
  FFCB, 5.750%, 01/18/11				$ 275,000 	$ 306,616
  FFCB, 6.000%, 03/07/11				  250,000	  282,988
									  -------
    Total Federal Farm Credit Bank					  589,604
									  -------
 Federal Home Loan Mortgage Corporation - 9.6%
  FHLMC, 4.000%, 05/15/19				  250,000	  254,838
  FHLMC, 5.500%, 08/01/29				  238,843	  245,519
  FHLMC, 6.000%, 12/01/32				  199,382	  206,784
  FHLMC, 6.625%, 11/15/10				  250,000	  293,843
  FHLMC, 7.375%, 02/12/10				  250,000	  305,371
									---------
    Total Federal Home Loan Mortgage Corporation			1,306,355
									---------
 Federal National Mortgage Corporation - 10.6%
  FNMA, 4.500%, 04/01/33				  250,000	  257,266
  FNMA, 5.500%, 02/01/13			 	  294,107	  310,161
  FNMA, 6.250%, 07/01/24				  287,178	  300,795
  FNMA, 6.470%, 09/25/12				  200,000	  234,048
  FNMA, 6.500%, 07/16/07				  100,000	  114,659
  FNMA, 6.500%, 08/01/32				  224,958	  234,834
									---------
     Total Federal National Mortgage Corporation			1,451,763
									---------
 U.S. Treasury Notes - 8.2%
  United States Treasury Note, 3.000%, 02/15/08		  750,000	  758,789
  United States Treasury Note, 6.250%, 08/15/23		  300,000	  352,617
									---------
     Total U.S. Treasury Notes 						1,111,406
									---------
       Total U.S. Government and Agency Obligations
	(cost $4,426,933) 						4,459,128
									---------
 Foreign Government Obligations - 7.1%
  Province of British Columbia, 4.625%, 10/03/06	  250,000	  267,603
  Province of Manitoba, 4.250%, 11/20/06		  250,000	  264,366
  Republic of Italy, 4.375%, 10/25/06			  200,000	  211,571
  Sweden Kingdom, 0.000%, 04/01/09			  230,000	  176,408
  Sweden Kingdom, 11.125%, 06/01/15			   30,000	   46,870
									  -------
     Total Foreign Government Obligations (cost $963,278)		  966,818
									  -------
 Corporate Bonds - 53.7%
  Asset Backed - 22.1%
   Bear Stearns Commercial Mortgage Securities, Inc.,
    3.970%, 11/11/35					  247,344	  250,225
   Bear Stearns Commercial Mortgage Securities, Inc.,
    5.060%, 11/15/16					   90,972	   96,253
   California Infrastructure PG&E-1, 6.480%, 12/26/09	  250,000	  282,486
   Citibank Credit Card Issuance Trust, 5.650%, 06/16/08  250,000 	  272,754
   Community Program Loan Trust, 4.500%, 10/01/18	  233,788	  239,126
   CS First Boston Mortgage Securities Corp.,
    3.006%, 03/15/36					  150,000	  150,000



The accompanying notes are an integral part of these financial statements.


-------------------------------------------------------------------
Managers Total Return Bond Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------------



----------------------------------------------------------------------------------
							Principal
							 Amount		Value
----------------------------------------------------------------------------------
 Asset Backed (continued)
  Detroit Edison Securitization Funding LLC,
   6.420%, 03/01/15					$ 300,000	$ 341,249
  Massachusetts RRB Special Purpose Trust,
   7.030%, 03/15/12					  200,000	  234,957
  Morgan Stanley Dean Witter Capital I, 4.090%, 12/15/35  224,013 	  232,513
  PP&L Transition Bond Company LLC., 7.050%, 06/25/09	  300,000	  342,095
  PSE&G Transition Funding LLC., 6.610%, 06/15/15	  246,000	  283,965
  Public Service New Hampshire Funding LLC,
   6.480%, 05/01/15					  250,000	  288,302
									---------
     Total Asset Backed						      	3,013,925
									---------
 Finance - 28.6%
  ABN Amro Bank NV-Chicago, 7.250%, 05/31/05		  200,000	  221,327
  Associates Corp. of North America, 7.950%, 02/15/10	  150,000	  177,707
  Bank of America, 7.800%, 02/15/10			  200,000	  242,575
  Bank of Montreal-Chicago, 6.100%, 09/15/05		  250,000	  272,140
  First Data Corp., 4.700%, 11/01/06			  130,000	  137,308
  General Electric Capital Corp., 8.700%, 03/01/07	  200,000	  239,250
  General Electric Capital Corp., 8.850%, 03/01/07	  220,000	  263,119
  HSBC Bank PLC, 8.625%, 12/15/04			  150,000	  166,585
  Inter-American Development Bank, 12.250%, 12/15/08	  160,000	  233,673
  International Game Technology, 7.875%, 05/15/04	  150,000	  158,020
  International Lease Finance Corp., 8.150%, 10/01/04	  200,000	  215,608
  KFW International Finance, 8.200%, 06/01/06		  250,000	  293,483
  Merck & Co., Inc., 5.250%, 07/01/06			  100,000	  108,313
  Morgan Stanley, 5.800%, 04/01/07			  150,000	  163,280
  Pacificorp, 8.950%, 09/01/11				  200,000	  255,710
  Svenska Handelsbanken-New York, 8.125%, 08/15/07	  150,000	  179,260
  Swiss Bank Corp.-New York, 7.250%, 09/01/06		  200,000	  230,400
  Wells Fargo & Co., 6.750%, 10/01/06			  105,000	  118,517
  Wells Fargo Financial Inc., 6.125%, 12/15/06		  210,000	  231,155
									---------
     Total Finance							3,907,430
									---------
 Industrials - 3.0%
  ChevronTexaco Corp., 8.110%, 12/01/04			  177,600	  191,186
  Tosco Corp., 7.250%, 01/01/07				  200,000	  226,479
									  -------
      Total Industrials							  417,665
									  -------
        Total Corporate Bonds (cost $7,269,793) 			7,339,020
									---------
 Other Investment Companies - 14.5%
  JPMorgan Prime Money Market Fund,			  Shares
  Institutional Class Shares, 1.180% (4) 		---------
   (cost $1,985,085)					1,985,085 	1,985,085

           Total Investments - 108.0%
		(cost $14,645,089) 					14,750,051
 									----------
  Other Assets, less Liabilities - (8.0)% 				(1,088,510)
									----------
       Net Assets - 100.0% 						13,661,541
									==========


The accompanying notes are an integral part of these financial statements.



-------------------------------------------------------------------
The Managers Funds
Notes to Schedules of Portfolio Investments
-------------------------------------------------------------------
The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2003, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:




Fund 			Cost 		Appreciation 	Depreciation 	Net
------------------	-------------	--------------	--------------	------------
Short Duration 		$189,109,854 	$2,846,641 	$(687,897) 	$2,158,744
Intermediate Duration     98,217,052     1,295,124 	 (288,526) 	 1,006,598
Total Return Bond	  14,645,089	   126,020	  (21,058)	   104,962



(1) Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2003.


(2) Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown is the rate in effect at March 31, 2003.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2003, such securities represented 2.7% of net assets for Short Duration and 2.5% of net assets for Intermediate Duration.

(4) Yield shown for this investment company represents the March 31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(5) Zero-coupon security.

(6) Security is held as collateral for futures transactions by J.P. Morgan Futures, Inc.

(7) Security is held as collateral for reverse repurchase agreements.



Security Ratings (unaudited)
----------------------------
The composition of debt holdings as a percentage of portfolio assets is as follows:


S&P/Moody's Ratings 	Gov't/AAA 	AA 	A 	BBB 	BB 	Not Rated
--------------------	---------	----	----	----	----	---------
Short Duration 		83.4% 		 0.0% 	 0.0% 	0.0% 	0.0% 	16.6%
Intermediate Duration 	93.7 		 0.0 	 0.0 	0.0 	0.0 	 6.3
Total Return Bond 	53.0 	        12.1 	13.3 	1.1 	0.0 	20.5



Investments Abbreviations:
--------------------------
DLJ:   Donaldson, Lufkin & Jenrette Securities Corp.
FHLMC: Federal Home Loan Mortgage Corporation
FNMA:  Federal National Mortgage Association
FFCB:  Federal Farms Credit Bank
GMAC:  General Motors Acceptance Corporation
GNMA:  Government National Mortgage Association
IO:    Interest Only
TBA:   To Be Announced



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------
The Managers Funds
Statements of Assets and Liabilities
March 31, 2003
-------------------------------------------------------------------



							Managers
					Managers 	Intermediate 	Managers
					Short Duration 	Duration 	Total
					Government 	Government 	Return
					Fund 		Fund 		Bond Fund
					--------------	--------------	-------------

Assets:
-------
 Investments at value* 			$ 191,268,598 	$  99,223,650  	$  14,750,051
 Receivable from affiliate 			- 		- 	       14,639
 Receivable for investments sold 	    9,818,133	   39,996,243 		-
 Receivable for Fund shares sold	    5,295,676	      372,112 	       44,863
 Dividends, interest and other receivables    609,956         513,504	      126,722
 Prepaid expenses			       35,179	       19,385	       10,940
 					  -----------	  -----------	   ----------
   Total assets 			  207,027,542 	  140,124,894 	   14,947,215
 					  -----------	  -----------	   ----------
Liabilities:
------------
 Payable for investments purchased 	   44,085,757 	   56,579,188	    1,183,952
 Payable for Fund shares repurchased	    1,898,030	      139,928	       75,470
 Payable to custodian 				-		1,666 		-
 Interest payable-short positions 		- 	       10,597 		-
 Payable for securities sold short, at value
  (proceeds $9,920,895) 			-	    9,992,435		-
 Reverse repurchase agreement
  (proceeds $1,912,500)				-	    1,912,902		-
Payable for futures variation margin	      222,540	       67,081 		-
Investment advisory and management fee	       46,766	       19,928 		-
Other accrued expenses 			       64,713 	       59,536 	       26,252
					   ----------      ----------       ---------
    Total liabilities			   46,317,806	   68,783,261	    1,285,674
					   ----------      ----------       ---------
Net Assets				$ 160,709,736 	 $ 71,341,633    $ 13,661,541
                                           ==========      ==========      ==========
 Shares outstanding			   16,494,103 	    6,724,671	    1,349,550

 Net asset value, offering and redemption
  price per share				$9.74 	       $10.61 	       $10.12

 Net Assets Represent:
 ---------------------
  Paid-in capital 			$ 166,015,333    $ 70,642,617 	 $ 13,502,150

 Undistributed net investment income
 (loss) 				     (727,076) 		- 		8,862
 Accumulated net realized gain (loss) from
  investments, futures and option contracts(5,839,960) 	     (232,017)         45,567
 Net unrealized appreciation of
  investments, futures and option contracts 1,261,439 	      931,033 	      104,962

 Net Assets 				$ 160,709,736 	 $ 71,341,633 	 $ 13,661,541
					=============	 ============	 ============

  *Investments at cost 			$ 189,109,854	 $ 98,209,552	 $ 14,645,089
					=============	 ============	 ============


The accompanying notes are an integral part of these financial statements.



-------------------------------------------------------------------
The Managers Funds
Statements of Operations
For the fiscal periods ended March 31, 2003
-------------------------------------------------------------------



							Managers
					Managers 	Intermediate 	Managers
					Short Duration 	Duration 	Total
					Government 	Government 	Return
					Fund 		Fund 		Bond Fund
					--------------	--------------	-------------

Investment Income:
------------------
 Interest income 			$ 3,170,355 	$ 2,766,152 	$ 106,279
 Dividend income 			    155,343 	     19,303 	    -
					  ---------	  ---------	  -------
   Total investment income 		  3,325,698	  2,785,455	  106,279
					  ---------	  ---------	  -------
Expenses:
---------
 Investment advisory and management fees    660,621 	    419,008 	   15,823
 Administrative fees 				- 		- 	    7,911
 Transfer agent 			     60,908 	     75,293 	    6,286
 Custodian 				     60,564 	     55,024 	    4,456
 Professional fees 			     23,471 	     17,576	   14,135
 Registration fees			     41,060	     14,876	    9,630
 Trustees fees and expenses		      7,414	      4,277	      194
 Interest expense			      1,781	     16,841 	    -
 Insurance				        768	      1,795	       43
 Miscellaneous				     13,898 	      9,668	    3,313
     					    -------	    -------	   ------
    Total expenses before offsets 	    870,485 	    614,358	   61,791
					    -------	    -------	   ------
 Expense reimbursement 			   (132,379) 	    (69,306) 	  (30,462)
 Expense reductions 			       (204) 	     (1,458) 	    -
				            -------	    -------        ------
    Net expenses			    737,902	    543,594	   31,329
					  ---------	  ---------	  -------
      Net investment income		  2,587,796	  2,241,861	   74,950
					  ---------	  ---------	  -------
 Net Realized and Unrealized Gain (Loss):
 ----------------------------------------
  Net realized gain on investments
   and option contracts			  1,675,142	  1,851,857	   45,567
  Net realized loss on futures contracts (2,457,398) 	 (1,102,172) 	    -
  Net unrealized appreciation
   of investments and option contracts    2,677,096 	  1,034,763 	  104,962
  Net unrealized depreciation
   of futures contracts 		 (1,286,611) 	    (42,609) 	    -
  Net realized and unrealized gain	    -------	  ---------	  -------
   on investments			    608,229 	  1,741,839	  150,529
     Net Increase in Net Assets
      Resulting from Operations		$ 3,196,025 	$ 3,983,700 	$ 225,479
					===========	===========	=========


The accompanying notes are an integral part of these financial statements.



* Commencement of operations was December 30, 2002.

-------------------------------------------------------------------
The Managers Funds
Statements of Changes in Net Assets
For the fiscal periods ended March 31,
-------------------------------------------------------------------


							Managers
						Short Duration Government Fund
						------------------------------
						2003 		2002
						--------------	--------------
 Increase in Net Assets From Operation
 -------------------------------------
  Net investment income 			$ 2,587,796 	$ 1,444,089
  Net realized gain (loss) on investments 	   (782,256) 	   (348,254)
  Net unrealized appreciation (depreciation)
   of investments				  1,390,485	    466,961
  Net increase in net assets			  ---------	  ---------
   resulting from operations			  3,196,025	  1,562,796

 Distributions to Shareholders:
 ------------------------------
  From net investment income 			 (2,877,036) 	 (1,476,997)
  Return of capital 				   (192,995) 		-
					 	 -----------	 -----------
     Total distributions to shareholders 	 (3,070,031) 	 (1,476,997)

 From Capital Share Transactions:
 --------------------------------
  Proceeds from sale of shares			 172,951,398	 16,600,668
  Net asset value of shares issued in connection
   with reinvestment of dividends and
   distributions 				   2,744,405 	  1,360,178
 Cost of shares repurchased			 (45,581,966)	(13,839,890)

 Net increase from capital share transactions	 130,113,837	  4,120,956
						 -----------	  ---------
 Total increase in net assets			 130,239,831	  4,206,755

 Net Assets:
 -----------
  Beginning of period				  30,469,905	 26,263,150
						------------	-----------
 End of period					$160,709,736 	$30,469,905

 End of period (distributed in excess)/
  undistributed net investment income 		  $ (727,076) 	   $ 24,035
						  ===========	   ========
-------------------------------------------------------------------------------
Share Transactions:
-------------------
  Sale of shares				  17,759,101	  1,699,336
  Shares issued in connection with reinvestment
   of dividends and distributions		     282,118	    139,528
  Shares repurchased 				  (4,681,287)	 (1,408,737)
  Net increase in shares			  13,359,932	    430,127


The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------



	Managers 			Managers Total
Intermediate Duration Government Fund 	Return Bond Fund
-------------------------------------	-----------------
2003 		2002 			2003*
------------	--------------		-------------

$ 2,241,861 	 $ 937,322 		  $ 74,950
    749,685 	   792,095 		    45,567

    992,154 	  (118,569) 		   104,962

  3,983,700 	 1,610,848 		   225,479


 (2,279,093) 	(1,107,975) 		   (66,088)
	- 		- 			-
 (2,279,093) 	(1,107,975) 		   (66,088)


 79,442,303 	11,502,955 		14,430,799

  2,102,884 	 1,039,684 		    65,859
(38,800,162)   (10,230,257) 		  (994,508)

 42,745,025 	 2,312,382 	   	13,502,150
 44,449,632 	 2,815,255 	 	13,661,541


 26,892,001 	24,076,746 			-
$71,341,633    $26,892,001 	       $13,661,541
===========    ===========             ===========

$	-      $	- 	       $     8,862
===========    ===========             ===========

  7,546,058      1,132,644               1,441,496

    199,836 	   103,597 		     6,543
 (3,669,312)    (1,010,079) 		   (98,489)
  4,076,582        226,162 		 1,349,550


The accompanying notes are an integral part of these financial statements.



* Commencement of operations was December 30, 2002.

-------------------------------------------------------------------
Managers Short Duration Government Fund
Financial Highlights
For a share outstanding throughout the fiscal years ended March 31,
-------------------------------------------------------------------


				2003 	2002 	2001 	2000 	1999
				-----	-----	-----	-----	-----
Net Asset Value,
Beginning of Year 		$9.72 	$9.71 	$9.64 	$9.94 	$9.92
				-----	-----	-----	-----	-----
Income from
 Investment Operations:
 ----------------------
  Net investment income 	 0.30 	 0.54 	 0.74 	 0.54 	 0.45
  Net realized and unrealized
   gain (loss) on investments 	 0.06 	 0.01 	(0.06) 	(0.27) 	 0.02

    Total from investment
	operations 		 0.36 	 0.55 	 0.68 	 0.27 	 0.47

Less Distributions to
 Shareholders from:
 ------------------
  Net investment income 	(0.32) 	(0.54) 	(0.61) 	(0.57) 	(0.45)
  Return of capital 		(0.02)	- 	- 	- 	-
    Total distributions to
	shareholders 		(0.34) 	(0.54) 	(0.61) 	(0.57) 	(0.45)

Net Asset Value,		-----	-----	-----	-----	-----
 End of Year 			$9.74 	$9.72 	$9.71 	$9.64 	$9.94
				=====	=====	=====	=====	=====
-----------------------------------------------------------------------
Total Return (a) 		 3.76%  6.06%   7.35% 	 2.75% 	 4.83%

Ratio of net operating expenses
 to average net assets (b) 	 0.78% 	0.78% 	0.78%	 0.78%	 0.78%

Ratio of total expenses
 to average net assets		 0.92%(c)1.39%(c)2.18%(c)1.07%   1.00%

Ratio of net investment income
 to average net assets (a) 	 2.74%	 5.71%	 6.24%	 6.01%	 4.78%

Portfolio turnover 		  418%	  683%	  866%	  268%	  298%

Net assets at end of year
(000's omitted) 	        $160,710 $30,470 $26,263 $35,540 $60,807
========================================================================



(a)Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)After expense offsets. (See Note 1(c) of "Notes to Financial
   Statements.")

(c)Includes interest expense for the fiscal years ended March 31, 2003, 2002 and 2001 of 0.01%, 0.28% and 1.14%, respectively. (See
   Note 1(i) of "Notes to Financial Statements.")

-------------------------------------------------------------------
Managers Intermediate Duration Government Fund
Financial Highlights
For a share outstanding throughout the fiscal years ended March 31,
-------------------------------------------------------------------


				2003 	2002 	2001 	2000 	1999
				-----	-----	-----	-----	-----
Net Asset Value,
 Beginning of Year 		$10.16 	$9.94 	$9.37 	$9.91 	$10.00
				------  -----	-----	-----	------
 Income from
  Investment Operations:
   Net investment income 	 0.40 	 0.41 	 0.61 	 0.53 	  0.53

   Net realized and unrealized
    gain (loss) on investments	 0.45	 0.26	 0.49	(0.50)	  0.03

 Total from investment
  operations			 0.85	 0.67	 1.10	 0.03	  0.56

Less Distributions to
 Shareholders from:
   Net investment income 	(0.40) 	(0.45) 	(0.53) 	(0.53) 	 (0.52)
   Return of capital 		 - 	 - 	 - 	(0.02) 	  -

Net realized gain
 on investments 		 - 	 - 	 - 	(0.02) 	 (0.13)

Total distributions to
 shareholders 			(0.40) 	(0.45) 	(0.53)  (0.57) 	 (0.65)

Net Asset Value,		------	------	-----	-----	 -----
 End of Year 			$10.61 	$10.16 	$9.94 	$9.37 	 $9.91
				======	======	=====	=====	 =====
-----------------------------------------------------------------------
Total Return (a) 		 8.48%   6.78% 	12.17% 	0.40% 	 5.73%

Ratio of net operating expenses
 to average net assets (b) 	 0.88% 	 0.88% 	 0.88% 	0.88% 	 0.88%

Ratio of total expenses
 to average net assets 		 1.03%(c)1.09% 	 1.07%(c)1.06% 	 1.06%

Ratio of net investment income
 to average net assets (a) 	 3.75% 	 3.76% 	 5.85% 	 5.72% 	 5.25%

Portfolio turnover 		  578%	1,106%	  690%	  455%	  423%

 Net assets at end of year
   (000's omitted) 		$71,342 $26,892 $24,077 $31,139 $55,126
=======================================================================




(a)Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)After expense offsets. (See Note 1(c) of "Notes to Financial
   Statements.")
(c)Includes interest expense for the fiscal years ended March 31, 2003 and 2001 of 0.03% and 0.01%, respectively. (See Note 1(i) of "Notes to Financial Statements.")

-------------------------------------------------------------------
Managers Total Return Bond Fund
Financial Highlights
For a share outstanding throughout the period
-------------------------------------------------------------------



				For the period* ended
				March 31, 2003
				---------------------

Net Asset Value,
 Beginning of Period 		$10.00

Income from
 Investment Operations:
-----------------------
  Net investment income 	  0.06

  Net realized and unrealized
   gain on investments 		  0.11

     Total from investment
	operations 		  0.17

Less Distributions to
 Shareholders from:
---------------------
  Net investment income 	 (0.05)

 Total distributions to
  shareholders 			 (0.05)

Net Asset Value,		=======
  End of Period 		$10.12
				=======
Total Return (a) 		  1.70% (c)
----------------------------------------------------------
Ratio of net operating expenses
 to average net assets (b) 	  0.99% (d)

Ratio of total expenses
 to average net assets 		  1.95% (d)

Ratio of net investment income
 to average net assets (a)	  2.37% (d)

Portfolio turnover		    62% (c)

Net assets at end of period
 (000's omitted) 		$13,662
==========================================================
* Commencement of operations was December 30, 2002.




(a)Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)After expense offsets. (See Note 1(c) of "Notes to
   Financial Statements.")

(c)Not annualized.

(d)Annualized.

-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements
March 31, 2003
-------------------------------------------------------------------
(1) Summary of Significant Accounting Policies
Managers Trust II ("Trust II") is a no-load, open-end, management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, Trust II currently offers shares in three series: Managers Short Duration Government Fund ("Short Duration"), Managers Intermediate Duration Government Fund ("Intermediate Duration") and Managers Total Return Bond Fund ("Total Return Bond"). The financial statements of Short Duration, Intermediate Duration and Total Return Bond (each a "Fund" and collectively, the "Funds") are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange and over-the counter securities are valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. An expense that cannot be directly attributed to a particular Fund is apportioned among the Fund, and in some cases other funds in the family, based upon their relative net assets or number of shareholders. In addition, Short Duration and Intermediate Duration had a "balance credit" arrangement with State Street Bank ("SSB"), the Funds' custodian prior to August 5, 2002, whereby each Fund was credited with an interest factor equal to 75% of the nightly Fed Funds Rate for account balances left uninvested overnight. Beginning August 5, 2002, all the Funds have an arrangement with the Bank of New York ("BNY") whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the year ended March 31, 2003, the custodian expense was reduced under the SSB arrangement as follows:
Short Duration - $204; Intermediate Duration - $1,458.

-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------
The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least August 1, 2003 (August 1, 2004 for Total Return
Bond), to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not exceed the annual rate of 0.88% for Intermediate Duration, 0.78% for Short Duration and 0.99% for Total Return Bond (the "Expense Agreements"). Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs with three years after the waiver or reimbursement and that such repayment would not cause the Short Duration, Intermediate Duration or Total Return Bond Fund's expenses as a percent of average net assets in any such future year to exceed 0.78%, 0.88% or 0.99%, respectively. At March 31, 2003, the cumulative amount of reimbursement for Short Duration, Intermediate Duration and Total Return Bond is $132,379, $69,306 and $30,462, respectively.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally are declared and paid monthly for Intermediate Duration, Short Duration and Total Return Bond. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid during the fiscal years ended March 31, 2003 and 2002 were as follows:


		Short Duration			Intermediate Duration		Total Return
										Bond FUnd
		2003		2002		2003		2002		2003*
		----------------------------------------------------------------------------
Ordinary Income	$2,877,036 	$ 1,476,997 	$ 2,279,093 	$ 1,027,236 	$ 66,088
Short-Term
 capital gains	- 		- 		- 		- 		-
Return of
 capital 	   192,995 	- 		- 		     80,739 	-
		----------------------------------------------------------------------------
		$3,070,031 	$ 1,476,997 	$ 2,279,093 	$ 1,107,975 	$ 66,088
		============================================================================
* Commencement of operations was December 30, 2002.


As of March 31, 2003, the components of distributable earnings
(excluding unrealized appreciation/depreciation) on a tax basis consisted of:



				Short		Intermediate	Total Return
				Duration	Duration	Bond
				---------------------------------------------
Capital loss carryforward 	$ 3,797,525 	$ - 		$ -
Undistributed Ordinary Income		- 	   484,797 	   54,429




(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

(f) Capital Loss Carryovers
---------------------------
As of March 31, 2003, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart. These amounts may be used to offset realized capital gains, if any, through March 31, 2011.




Fund 		Carryover Amounts 	Expires Mar. 31,
------------	-----------------	----------------
Short Duration 	$276,167		2004
		 829,556		2005
		 760,963	 	2008


-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------



Fund 		Carryover Amounts 	Expires Mar. 31,
------------	-----------------	----------------
Short Duration 	$1,568,229		2009
(cont'd)	   362,610		2010


(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.
At March 31, 2003, certain unaffiliated shareholders, specifically omnibus accounts, held greater than 10% of the outstanding shares of the following Funds: Short Duration - 2 own 30%; Intermediate Duration - 1 owns 53%.

(h) Repurchase Agreements
-------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Reverse Repurchase Agreements (Short Duration & Intermediate
    Duration)
----------------------------------------------------------------
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse Repurchase agreements as of March 31, 2003:



			Principal 					   Current
Fund 			Amount 		Security 			   Liability
---------------------	--------------	--------------------------------   -----------
Intermediate Duration 	$1,912,500	Morgan Stanley, 1.26% due 4/1/03   $1,912,902



(j) Delayed Delivery Transactions and When-Issued Securities (Short Duration & Intermediate Duration)
-------------------------------------------------------------------
The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds Schedule of Investments.
The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to

-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------
different brokers are reflected as both payables and receivables in the Funds Statement of Assets and Liabilities under the caption Delayed delivery. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

(k) Dollar Roll and Reverse Dollar Roll Agreements (Short Duration
    & Intermediate Duration)
------------------------------------------------------------------
A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(l) Short Sales (Short Duration & Intermediate Duration)
--------------------------------------------------------
A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market value of that security will decline. Each of the Funds expects to engage in short sales as a form of hedging in order to shorten the overall duration of its portfolio and maintain portfolio flexibility. While a short sale may act as an effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses, which can reduce the portfolio's total return.

Short Sales as of March 31, 2003:


Fund 			Amount 		Security 		Proceeds 	Current Liability
----------------------	-----------	--------------------	-----------	-------------
Intermediate Duration 	$2,000,000 	FNMA 30 Year 6.500% 	$2,091,250 	$(2,085,624)
			 2,000,000 	FHLMC 15 Yr. 5.500% 	 2,080,000 	 (2,073,124)
			 5,000,000 	FNMA 30 Yr. 5.000% 	 4,971,875 	 (5,000,000)
			   800,000 	US Treasury 3.500% 	   777,770 	   (833,687)
								-----------	-------------
					Total 			$9,920,895 	$(9,992,435)
								===========	=============


(m) Futures Contracts Held or Issued for Purposes other than Trading (Short Duration & Intermediate Duration)
--------------------------------------------------------------------
Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund's net asset values relative to each Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Duration had the following open futures contracts as of March
31, 2003:



			Number of 			Expiration 	Unrealized
Type 			Contracts 	Position 	Month 		Gain/(Loss)
----------------------	---------	--------	-----------	-----------
2-Year U.S. Treasury 	68 		Long 		June 2003 	$ 16,615
5-Year U.S. Treasury 	 5 		Long 		June 2003 	  (5,135)
10-Year U.S. Treasury 	53 		Short 		June 2003 	 (11,739)
15-Year U.S.
 Treasury Bond 		14 		Short 		June 2003 	  11,950
10-Year Interest Swap 	27 		Short 		June 2003 	  12,814



-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------



			Number of 			Expiration 	Unrealized
Type 			Contracts 	Position 	Month 		Gain/(Loss)
----------------------	---------	--------	-----------	-----------
3-Month Eurodollar 	    8 		Long 		March 2004 -
							December 2011 	   16,359
3-Month Eurodollar 	1,020 		Short 		June 2005 -
							September 2011   (938,169)
									----------
							Total 		$(897,305)
									==========


Intermediate Duration had the following open futures contracts as of March 31, 2003:



			Number of 			Expiration 	Unrealized
Type 			Contracts 	Position 	Month 		Gain/(Loss)
----------------------	---------	--------	-----------	-----------
5-Year U.S. Treasury 	 19 		Short 		June 2003 	$(13,881)
2-Year U.S. Treasury 	  1 		Long 		June 2003 	      75
15-Year U.S.
 Treasury Bond 		 27 		Short 		June 2003 	  36,497
3-Month Eurodollar 	  3 		Long 		September 2007 	  (2,373)
3-Month Eurodollar 	179 		Short 		June 2003 -
							March 2008 	 (31,843)
									---------
						  	Total		$(11,525)
									=========



Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Funds' ability to close futures positions at times when the Funds' portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(n) Assets Pledged to Cover Margin Requirements for Open Futures Positions (Short Duration & Intermediate Duration)
----------------------------------------------------------------
The aggregate market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2003 was:


Fund 			Assets Pledged
----------------------	--------------
Short Duration 		$735,456
Intermediate Duration 	 413,970



(o) Interest Rate Caps, Swap Contracts and Options (Short Duration & Intermediate Duration)
--------------------------------------------------------------------
Each Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts ("swaptions") give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements

-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------
governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into separate Fund Management Agreements with the Investment Manager dated August 1, 2000, with respect to Short Duration, Intermediate Duration and December 20, 2002 for Total
Return Bond. Under these agreements, the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects sub-advisors for each Fund (subject to Trustee approval), and monitors the portfolio managers' investment programs and results. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Short Duration's and Intermediate Duration's investment portfolios are currently managed by Smith Breeden Associates, Inc., pursuant to Sub-Advisory Agreements by and between the Investment Manager on behalf of each Fund and Smith Breeden and Total Return Bond's investment portfolio is currently managed by Merganser Capital Management LP. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees of 0.70%, 0.70% and 0.50% per annum are paid directly by Short Duration, Intermediate Duration and Total Return Bond, respectively, to the Investment Manager based on average daily net assets.

Total Return Bond has entered into a Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders. During the year ended March 31, 2003, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets.

The aggregate annual fee paid to each independent Trustee for serving as a Trustee of Managers Trust I and Trust II is $2,000.
The Trustees fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust II for the fiscal year ended March 31, 2003.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the fiscal year ended March 31, 2003, were as follows.



			Long-Term Securities 		U.S. Government Securities
			----------------------------	----------------------------
Fund 			Purchases 	Sales 		Purchases 	Sales
----------------------	------------	------------	------------	------------
Short Duration 		$599,175,790 	$447,872,586 	$5,824,103 	$4,736,887
Intermediate Duration 	 463,485,232 	 415,887,296 	 4,881,367 	 2,285,859
Total Return Bond* 	  11,101,730 	     687,997 	 8,513,114 	 6,277,711

*Commencement of operations was December 30, 2002.


(4) Portfolio Securities Loaned
-------------------------------
The Funds may participate in a securities lending program offered by BNY, providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is

-------------------------------------------------------------------
The Managers Funds
Notes to Financial Statements (continued)
-------------------------------------------------------------------
maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is temporarily invested in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Risks Associated with Mortgage Related and Asset-backed Securities
----------------------------------------------------------------------
Asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing the volatility of the Funds. Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMO's may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMO's may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMO's represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMO's. CMO's are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMO's may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMO's of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMO's, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) and the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IO's. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Funds may fail to recoup fully its initial investment in these securities. Conversely, principal only or "PO's" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

Report of Independent Accountants
-------------------------------------------------------------------------
To the Trustees of Managers Trust II and the
Shareholders of Managers Short Duration Government Fund,
Managers Intermediate Duration Government Fund and
Managers Total Return Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Short Duration Government Fund, Managers Intermediate Duration Government Fund and Managers Total Return Bond Fund (constituting Managers Trust II, hereafter referred to as the "Funds"), at March 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Boston, Massachusetts
May 21, 2003

Trustees and Officers
-------------------------------------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past fiveyears and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds' performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed for cause by the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.




Independent Trustees
--------------------


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     22	      Trustee of Appleton Growth
DOB: 9/9/37	2000		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     22	      Trustee of Third Avenue
Chapman,II	2000		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Trust (1 portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22      Trustee of Third Avenue
Kaier		2000		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Madeline H.	Trustee since 	 Member,Investment	      14		None
McWhinney	2000		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ---------------------------
Steven J. 	Trustee since	 Executive Vice President,    14      Trustee of Professionally
Paggioli	2000		 Secretary and Director, 	      Managed Portfolios
DOB:4/3/50			 Investment Company			  (19 portfolios)
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-2001);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     22      Trustee of Third Avenue
DOB:6/5/58	2000		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Director of Third Avenue
				 Present); Visiting 		      Variable Trust (1 portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------





-----------------------------------------------------------------
Trustees and Officers (continued)
-----------------------------------------------------------------




		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Thomas R.	Trustee since	 Professor of Finance, 	      14		None
Schneeweis	2000		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
-------------   ---------------- ---------------------- ------------- ---------------------------





Interested Trustees (1)
---------------------



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      22		None
DOB:5/9/61	2000		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       22		None
Lebovitz	2002 and	 Executive Officer,
DO :1/18/55	President since	 The Managers Funds
		2000		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------






(1) The following Trustee are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaningof the 1940 Act by virtue of his positions with The Managers FundsLLC and Managers Distributors, Inc.


Officers
--------


		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer Managers AMG Funds, The Managers
				  Funds and Managers Trust I;
				  Chief Operating Officer and
				  Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer and     Director, Finance and Planning, The
Rumery		Secretary since	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	  2000 		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust I
                                  and The Managers Funds; Treasurer of
                                  Managers AMG Funds.
-------------   ---------------- --------------------------------------

		THE MANAGERS FUNDS
		------------------


Investment Manager
and Administrator
-------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879


Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879


Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286


Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109


Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682


For ManagersChoice Only
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800) 358-7668

The Managers Funds
Equity Funds:
-------------
VALUE FUND
Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

CAPITAL APPRECIATION FUND
Essex Investment Management Co., LLC
Holt-Smith & Yates Advisors, Inc.

SMALL COMPANY FUND
Kalmar Investment Advisers, Inc.

SPECIAL EQUITY FUND
Donald Smith & Co., Inc.
Pilgrim Baxter & Associates, Ltd.
Westport Asset Management, Inc.
Kern Capital Management LLC
Skyline Asset Management, L.P.

INTERNATIONAL EQUITY FUND
Deutsche Asset Management
Bernstein Investment Research
and Management
Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
Rexiter Capital Management Limited

U.S. STOCK MARKET PLUS FUND
Smith Breeden Associates, Inc.

Income Funds:
-------------
MONEY MARKET FUND
J.P. Morgan Fleming Asset Management (USA), Inc.

SHORT DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

TOTAL RETURN BOND FUND
Merganser Capital Management LP

INTERMEDIATE BOND FUND
Loomis, Sayles & Co. L.P.

INTERMEDIATE DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

BOND FUND
Loomis, Sayles & Co. L.P.

GLOBAL BOND FUND
Loomis, Sayles & Co. L.P.




Managers AMG Funds
Equity Funds:
-------------
ESSEX AGGRESSIVE GROWTH FUND
Essex Investment Management Company, LLC

FRONTIER GROWTH FUND
FRONTIER SMALL COMPANY VALUE FUND
Frontier Capital Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY FUND
First Quadrant, L.P.

RORER LARGE-CAP FUND
RORER MID-CAP FUND
Rorer Asset Management, LLC

SYSTEMATIC VALUE FUND
Systematic Financial Management, LLP

BURRIDGE SMALL CAP GROWTH FUND
The Burridge Group LLC





This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


www.managersfunds.com
www.managersamg.com
www.managerschoice.com

ITEM 2.  CODE OF ETHICS
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEMS 4-6.  [RESERVED]
===============================================================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===============================================================


ITEM 9.  CONTROLS AND PROCEDURES
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.


ITEM 10. EXHIBITS
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

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                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II


By:     /s/ Peter M. Lebovitz
        ----------------------------
        Peter M. Lebovitz, President


Date:   June 5, 2003
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Peter M. Lebovitz
        ----------------------------
	Peter M. Lebovitz, President


Date:   June 5, 2003
        ------------


By:     /s/ Galan G. Daukas
        ----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:   June 5, 2003
        ------------

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